CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 All Other USD ($)	Dec. 31, 2011 All Other CNY	Dec. 31, 2010 All Other CNY	Dec. 31, 2009 All Other CNY	Dec. 31, 2009 Related Party CNY	Dec. 31, 2011 American Depositary Shares USD ($)	Dec. 31, 2011 American Depositary Shares CNY	Dec. 31, 2010 American Depositary Shares CNY	Dec. 31, 2009 American Depositary Shares CNY	Dec. 31, 2011 Ordinary Shares	Dec. 31, 2010 Ordinary Shares	Dec. 31, 2009 Ordinary Shares
Revenues:
Advertising agency services	$ 29,444,361	185,319,862	222,298,472	397,279,413
Special event services	2,329,176	14,659,600
Advertisement production and sponsorship services	4,047,507	25,474,606	34,151,752	30,304,634
Total revenues	35,821,044	225,454,068	256,450,224	427,584,047
Less: business tax	(2,087,239)	(13,136,872)	(13,046,869)	(16,021,579)
Total net revenues	33,733,805	212,317,196	243,403,355	411,562,468
Operating costs and expenses:
Cost of revenues					(18,570,909)	(116,883,445)	(127,654,373)	(40,239,024)	(230,000,000)
Sales and marketing expenses	(3,199,739)	(20,138,837)	(16,993,454)	(17,362,444)
General and administrative expenses	(4,612,893)	(29,033,088)	(35,832,156)	(33,193,760)
Total operating costs and expenses	(26,383,541)	(166,055,370)	(180,479,983)	(320,795,228)
Operating income	7,350,264	46,261,826	62,923,372	90,767,240
Interest and investment income	2,184,239	13,747,380	5,257,307	9,494,036
Other (expense) / income, net	(744,617)	(4,686,542)	(6,765,851)	532,325
Income before tax	8,789,886	55,322,664	61,414,828	100,793,601
Income tax expense	(6,401,452)	(40,290,097)	(21,522,126)	(14,327,931)
Net income	$ 2,388,434	15,032,567	39,892,702	86,465,670
Earnings per ordinary share, basic and diluted	$ 0.0031	0.0200	0.0500	0.1100
Earnings per ADS, basic										$ 0.9444	5.9400	15.2000	32.9000
Earnings per ADS, diluted										$ 0.9434	5.9400	15.2000	32.8000
Shares used in calculating earnings per share, basic										2,529,052	2,529,052	2,623,940	2,626,708	758,715,460	787,181,901	788,012,500
Shares used in calculating earnings per share, diluted										2,531,721	2,531,721	2,628,874	2,632,869	759,516,363	788,662,085	789,860,806